Schedule of Allowance for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance at beginning of the year	$ 39	$ 14
Provision of expected credit loss	3,257	25
Foreign exchange difference	5
Balance at end of the year	$ 3,301	$ 39